Shareholders' Equity (Summary Of Restricted Stock Units Activity) (Details) (Restricted Stock Units (RSU) [Member])	12 Months Ended
	Dec. 31, 2011 ILS		Dec. 31, 2011 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding at January 1, 2011	421,579		525,500
Issued	250,708
Assumed	17,303
Vested	(106,144)
Forfeited	(57,946)
Outstanding at December 31, 2011			525,500
Weighted average exercise price, Outstanding at January 1, 2011	1	[1]	$ 0.26
Weighted average exercise price, Issued	1	[1]
Weighted average exercise price, Assumed	1	[1]
Weighted average exercise price, Vested	1	[1]
Weighted average exercise price, Forfeited	1	[1]
Weighted average exercise price, Outstanding at December 31, 2011	1	[1]	$ 0.26

[1]	Weighted average exercise price is NIS 1 (par value) which represents approximately $ 0.26.